Disaggregated Revenue (Details) - Schedule of revenue by major product categories - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Product category revenue amount	$ 105,416,746	$ 167,744,801	$ 140,073,917
Product category % of revenue	100.00%	100.00%	100.00%
Sales of Display Modules [Member]
Segment Reporting Information [Line Items]
Product category revenue amount	$ 35,113,651	$ 96,087,963	$ 100,304,865
Product category % of revenue	34.00%	58.00%	72.00%
Sales of Polarizers [Member]
Segment Reporting Information [Line Items]
Product category revenue amount	$ 62,709,731	$ 62,625,352	$ 36,794,524
Product category % of revenue	59.00%	37.00%	26.00%
Research and Developments [Member]
Segment Reporting Information [Line Items]
Product category revenue amount	$ 5,715,914
Product category % of revenue	5.00%
Others [Member]
Segment Reporting Information [Line Items]
Product category revenue amount	$ 1,877,450	$ 9,031,486	$ 2,974,528
Product category % of revenue	2.00%	5.00%	2.00%